INVESTMENTS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Equities held	$ 3,408,092	$ 7,474,287
Warrants held	188,500	26,868
Total Investments	$ 3,596,592	$ 7,501,155	$ 31,942,458